FURNITURE, FIXTURES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Furniture Fixtures And Equipment Tables
Furniture, fixtures and equipment
	December 31, 2013	December 31, 2012

Property & Equipment
Office Furniture	$2,564	$2,564
Computers	5,394	4,049
Subtotal - Equipment	7,958	6,613
(Less): Accumulated Depreciation	(2,082)	(1,927)
Net Furniture, Fixtures and Equipment	$5,876	$4,686